Gain (loss) on financial instruments, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gain (loss) on financial instruments, net
Gain (loss) on derivative financial instruments and foreign currency exchange, net	$ (1,813)	$ 672	$ (1,226)
(Loss) gain on financial instruments at fair value through profit or loss	(2,175)	(2,258)	648
Unrealized (loss) gain on financial instruments at fair value through profit or loss	(806)	0	0
Realized gain on sale of securities at fair value through OCI	0	186	194
Gain (loss) on sale of loans	0	21	(625)
Loss on Financial Instruments	$ (4,794)	$ (1,379)	$ (1,009)